Equity Method Investments (Summary of Information Relating to The Equity Method Investees) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Operations:
Total revenues	¥ 2,874,821	¥ 2,814,361	¥ 2,663,659
Financial position:
Total assets	16,866,251	16,322,100	15,289,385
Total liabilities	12,691,036	12,297,490
Total equity	4,089,782	3,941,466
Equity Method Investment, Nonconsolidated Investee, Other [Member]
Operations:
Total revenues	5,799,502	2,871,734	1,792,981
Income before income taxes	607,503	266,966	(372,994)
Net income	420,757	198,006	(432,618)
Financial position:
Total assets	28,275,250	26,689,362	19,563,071
Total liabilities	18,861,607	17,178,962	12,379,335
Total equity	¥ 9,413,643	¥ 9,510,400	¥ 7,183,736